Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Severance pay liability	$ 216,946	$ 212,803
Deposit with insurance companies	170,816	172,906
Severance expenses	$ 31,086	$ 27,490	$ 22,326